FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2018, and 2017:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$4,970	$-	$-	$4,970

Government debentures	-	4,986	-	4,986

Available-for-sale:

Foreign banks and government debentures	-	61,231	-	61,231
Corporate debentures	-	39,180	-	39,180

Total financial assets	$4,970	$105,397	$-	$110,367

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:
Money market funds	$501	$-	$-	$501

Available-for-sale:

Foreign banks and government debentures	-	50,043	-	50,043
Corporate debentures	-	46,957	-	46,957

Total financial assets	$501	$97,000	$-	$97,501

Liabilities

Contingent consideration	$-	$-	$1,550	$1,550

Total financial liabilities	$-	$-	$1,550	$1,550

Schedule of Changes in Level 3 Contingent Consideration Obligation Measured On Recurring Basis
The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to business combination of Seculert from January 2017:

Fair value at January 1, 2017	$-
Acquisition date fair value of contingent consideration related to investment in Seculert (see Note 1c)	1,981
Changes in the fair value of contingent consideration in Seculert	(431)
Fair value at December 31,2017	1,550
Changes in the fair value of contingent consideration in Seculert	(240)
Payment of contingent consideration in Seculert	(1,310)
Fair value at December 31, 2018	$-